Restrictions on Cash and Due From Banks (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restrictions on Cash and Due from Banks [Abstract]
Restricted Cash and Cash Equivalents	$ 225	$ 1,048